Pension and Postretirement Plans (Total Benefit/Cost) (Details 5) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 18,687	$ 20,461
Early retirement programs and special separation benefit expense		1,825	0	$ 4,606
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year actuarial gain (loss)		(179,674)	133,915	211,054
Current year prior service cost		75	0	0
Amortization of prior service credit (cost)		(477)	(419)	(275)
Recognized net actuarial gain (loss)		6,527	(1,157)	9,906
Curtailments and settlements		0	17,993	(51)
Total Recognized in Other Comprehensive Income (Before Tax Effects)		(173,549)	150,332	219,800
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		18,687	20,461	26,294
Interest cost		47,925	51,608	52,613
Expected return on assets		(121,411)	(121,470)	(130,571)
Amortization of prior service cost (credit)		170	297	320
Recognized actuarial loss (gain)		(4,410)	0	(11,925)
Net Periodic Cost (Benefit) for the Year		(59,039)	(49,104)	(63,269)
Curtailment		0	0	(3,267)
Settlement	$ (18,000)	0	(17,993)	0
Early retirement programs and special separation benefit expense		1,825	0	4,606
Total Cost (Benefit) for the Year		(57,214)	(67,097)	(61,930)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year actuarial gain (loss)		(180,885)	147,779	222,894
Current year prior service cost		75	0	0
Amortization of prior service credit (cost)		(170)	(297)	(320)
Recognized net actuarial gain (loss)		4,410	0	11,925
Curtailments and settlements		0	17,993	(51)
Total Recognized in Other Comprehensive Income (Before Tax Effects)		(176,570)	165,475	234,448
Total Recognized in Total (Benefit) Cost and Other Comprehensive Income (Before Tax Effects)		(233,784)	98,378	172,518
Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		858	985	1,946
Interest cost		4,233	4,384	4,550
Amortization of prior service cost (credit)		455	457	457
Recognized actuarial loss (gain)		1,774	2,659	3,015
Total Cost (Benefit) for the Year		7,320	8,485	9,968
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year actuarial gain (loss)		4,041	1,120	(6,544)
Amortization of prior service credit (cost)		(455)	(457)	(457)
Recognized net actuarial gain (loss)		(1,774)	(2,659)	(3,015)
Curtailments and settlements		0	0	(834)
Total Recognized in Other Comprehensive Income (Before Tax Effects)		1,812	(1,996)	(10,850)
Total Recognized in Total (Benefit) Cost and Other Comprehensive Income (Before Tax Effects)		9,132	6,489	(882)
Other Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		1,028	1,386	1,331
Interest cost		779	1,230	1,299
Amortization of prior service cost (credit)		(148)	(335)	(502)
Recognized actuarial loss (gain)		(3,891)	(1,502)	(996)
Total Cost (Benefit) for the Year		(2,232)	779	1,132
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year actuarial gain (loss)		(2,830)	(14,984)	(5,296)
Amortization of prior service credit (cost)		148	335	502
Recognized net actuarial gain (loss)		3,891	1,502	996
Total Recognized in Other Comprehensive Income (Before Tax Effects)		1,209	(13,147)	(3,798)
Total Recognized in Total (Benefit) Cost and Other Comprehensive Income (Before Tax Effects)		$ (1,023)	$ (12,368)	$ (2,666)